Note 15 - Subsequent Events: Schedule of Debt Conversions (Details) - USD ($)	2 Months Ended	9 Months Ended
	Nov. 18, 2016	Sep. 30, 2016
Principal
Amount Converted		$ 149,513.95
Interest
Amount Converted		$ 2,540
Common Stock
Shares Issued		2,333,072
Auctus Fund, LLC
Amount Converted		$ 13,604
Adar Bays, LLC
Amount Converted		7,790
Tangiers Investment Group, LLC
Amount Converted		$ 24,059
Subsequent Event | Principal
Amount Converted	$ 122,886.86
Subsequent Event | Interest
Amount Converted	$ 1,632.58
Subsequent Event | Common Stock
Shares Issued	16,789,813
Subsequent Event | 10/7/2016 | Kodiak Capital
Price	$ 0.007
Subsequent Event | 10/7/2016 | Kodiak Capital | Principal
Amount Converted	$ 222.82
Subsequent Event | 10/7/2016 | Kodiak Capital | Common Stock
Shares Issued	163,044
Subsequent Event | 10/17/2016 | Auctus Fund, LLC
Price	$ 0.000
Subsequent Event | 10/17/2016 | Auctus Fund, LLC | Principal
Amount Converted	$ 2,374.35
Subsequent Event | 10/17/2016 | Auctus Fund, LLC | Common Stock
Shares Issued	166,039
Subsequent Event | 10/17/2016 | Black Forest Capital LLC
Price	$ 0.013
Subsequent Event | 10/17/2016 | Black Forest Capital LLC | Principal
Amount Converted	$ 2,262.00
Subsequent Event | 10/17/2016 | Black Forest Capital LLC | Common Stock
Shares Issued	174,000
Subsequent Event | 10/18/2016 | EMA Financial, LLC
Price	$ 0.005
Subsequent Event | 10/18/2016 | EMA Financial, LLC | Principal
Amount Converted	$ 934.60
Subsequent Event | 10/18/2016 | EMA Financial, LLC | Common Stock
Shares Issued	179,800
Subsequent Event | 10/20/2016 | Auctus Fund, LLC
Price	$ 0.014
Subsequent Event | 10/20/2016 | Auctus Fund, LLC | Principal
Amount Converted	$ 2,490.63
Subsequent Event | 10/20/2016 | Auctus Fund, LLC | Common Stock
Shares Issued	174,170
Subsequent Event | 10/20/2016 | Black Forest Capital LLC
Price	$ 0.013
Subsequent Event | 10/20/2016 | Black Forest Capital LLC | Principal
Amount Converted	$ 2,480.00
Subsequent Event | 10/20/2016 | Black Forest Capital LLC | Common Stock
Shares Issued	190,770
Subsequent Event | 10/20/2016 | Colonial Stock Transfer
Price	$ 0.012
Subsequent Event | 10/20/2016 | Colonial Stock Transfer | Principal
Amount Converted	$ 2,400.00
Subsequent Event | 10/20/2016 | Colonial Stock Transfer | Common Stock
Shares Issued	205,128
Subsequent Event | 10/21/2016 | Black Forest Capital LLC
Price	$ 0.013
Subsequent Event | 10/21/2016 | Black Forest Capital LLC | Principal
Amount Converted	$ 2,730.00
Subsequent Event | 10/21/2016 | Black Forest Capital LLC | Common Stock
Shares Issued	210,000
Subsequent Event | 10/21/2016 | EMA Financial, LLC
Price	$ 0.005
Subsequent Event | 10/21/2016 | EMA Financial, LLC | Principal
Amount Converted	$ 1,125.54
Subsequent Event | 10/21/2016 | EMA Financial, LLC | Common Stock
Shares Issued	216,450
Subsequent Event | 10/19/2016 | Microcap Equity Group LLC
Price	$ 0.013
Subsequent Event | 10/19/2016 | Microcap Equity Group LLC | Principal
Amount Converted	$ 2,264.00
Subsequent Event | 10/19/2016 | Microcap Equity Group LLC | Common Stock
Shares Issued	174,153
Subsequent Event | 10/24/2016 | Auctus Fund, LLC
Price	$ 0.010
Subsequent Event | 10/24/2016 | Auctus Fund, LLC | Principal
Amount Converted	$ 2,491.84
Subsequent Event | 10/24/2016 | Auctus Fund, LLC | Common Stock
Shares Issued	239,600
Subsequent Event | 10/24/2016 | Black Forest Capital LLC
Price	$ 0.013
Subsequent Event | 10/24/2016 | Black Forest Capital LLC | Principal
Amount Converted	$ 3,107.00
Subsequent Event | 10/24/2016 | Black Forest Capital LLC | Common Stock
Shares Issued	239,000
Subsequent Event | 10/24/2016 | Microcap Equity Group LLC
Price	$ 0.013
Subsequent Event | 10/24/2016 | Microcap Equity Group LLC | Principal
Amount Converted	$ 3,110.00
Subsequent Event | 10/24/2016 | Microcap Equity Group LLC | Common Stock
Shares Issued	239,230
Subsequent Event | 10/25/2016 | Black Forest Capital LLC
Price	$ 0.013
Subsequent Event | 10/25/2016 | Black Forest Capital LLC | Principal
Amount Converted	$ 3,367.00
Subsequent Event | 10/25/2016 | Black Forest Capital LLC | Common Stock
Shares Issued	259,000
Subsequent Event | 10/26/2016 | Auctus Fund, LLC
Price	$ 0.010
Subsequent Event | 10/26/2016 | Auctus Fund, LLC | Principal
Amount Converted	$ 2,954.64
Subsequent Event | 10/26/2016 | Auctus Fund, LLC | Common Stock
Shares Issued	284,100
Subsequent Event | 10/26/2016 | EMA Financial, LLC
Price	$ 0.005
Subsequent Event | 10/26/2016 | EMA Financial, LLC | Principal
Amount Converted	$ 1,525.16
Subsequent Event | 10/26/2016 | EMA Financial, LLC | Common Stock
Shares Issued	293,300
Subsequent Event | 10/26/2016 | Microcap Equity Group LLC
Price	$ 0.013
Subsequent Event | 10/26/2016 | Microcap Equity Group LLC | Principal
Amount Converted	$ 3,382.00
Subsequent Event | 10/26/2016 | Microcap Equity Group LLC | Common Stock
Shares Issued	260,153
Subsequent Event | 10/26/2016 | Adar Bays, LLC
Price	$ 0.020
Subsequent Event | 10/26/2016 | Adar Bays, LLC | Principal
Amount Converted	$ 5,000.00
Subsequent Event | 10/26/2016 | Adar Bays, LLC | Common Stock
Shares Issued	250,000
Subsequent Event | 10/27/2016 | Microcap Equity Group LLC
Price	$ 0.013
Subsequent Event | 10/27/2016 | Microcap Equity Group LLC | Principal
Amount Converted	$ 3,382.00
Subsequent Event | 10/27/2016 | Microcap Equity Group LLC | Common Stock
Shares Issued	260,153
Subsequent Event | 10/28/2016 | Black Forest Capital LLC
Price	$ 0.013
Subsequent Event | 10/28/2016 | Black Forest Capital LLC | Principal
Amount Converted	$ 4,000.00
Subsequent Event | 10/28/2016 | Black Forest Capital LLC | Common Stock
Shares Issued	311,285
Subsequent Event | 10/28/2016 | Microcap Equity Group LLC
Price	$ 0.012
Subsequent Event | 10/28/2016 | Microcap Equity Group LLC | Principal
Amount Converted	$ 4,300.00
Subsequent Event | 10/28/2016 | Microcap Equity Group LLC | Common Stock
Shares Issued	373,913
Subsequent Event | 10/28/2016 | Adar Bays, LLC
Price	$ 0.012
Subsequent Event | 10/28/2016 | Adar Bays, LLC | Principal
Amount Converted	$ 4,150.00
Subsequent Event | 10/28/2016 | Adar Bays, LLC | Common Stock
Shares Issued	342,412
Subsequent Event | 10/31/2016 | Kodiak Capital
Price	$ 0.000
Subsequent Event | 10/31/2016 | Kodiak Capital | Principal
Amount Converted	$ 1,453.50
Subsequent Event | 10/31/2016 | Kodiak Capital | Common Stock
Shares Issued	171,000
Subsequent Event | 10/31/2016 | Auctus Fund, LLC
Price	$ 0.009
Subsequent Event | 10/31/2016 | Auctus Fund, LLC | Principal
Amount Converted	$ 3,445.40
Subsequent Event | 10/31/2016 | Auctus Fund, LLC | Common Stock
Shares Issued	374,500
Subsequent Event | 10/31/2016 | EMA Financial, LLC
Price	$ 0.005
Subsequent Event | 10/31/2016 | EMA Financial, LLC | Principal
Amount Converted	$ 1,974.38
Subsequent Event | 10/31/2016 | EMA Financial, LLC | Common Stock
Shares Issued	429,213
Subsequent Event | 10/31/2016 | Microcap Equity Group LLC
Price	$ 0.012
Subsequent Event | 10/31/2016 | Microcap Equity Group LLC | Principal
Amount Converted	$ 4,772.00
Subsequent Event | 10/31/2016 | Microcap Equity Group LLC | Common Stock
Shares Issued	414,956
Subsequent Event | 10/31/2016 | Adar Bays, LLC
Price	$ 0.011
Subsequent Event | 10/31/2016 | Adar Bays, LLC | Principal
Amount Converted	$ 4,050.00
Subsequent Event | 10/31/2016 | Adar Bays, LLC | Common Stock
Shares Issued	373,913
Subsequent Event | 10/31/2016 -2 | Kodiak Capital
Price	$ 0.000
Subsequent Event | 10/31/2016 -2 | Kodiak Capital | Principal
Amount Converted	$ 309.26
Subsequent Event | 10/31/2016 -2 | Kodiak Capital | Common Stock
Shares Issued	824,694
Subsequent Event | 11/1/2016 | Adar Bays, LLC
Price	$ 0.011
Subsequent Event | 11/1/2016 | Adar Bays, LLC | Principal
Amount Converted	$ 5,150.00
Subsequent Event | 11/1/2016 | Adar Bays, LLC | Common Stock
Shares Issued	469,565
Subsequent Event | 11/2/2016 | Black Forest Capital LLC
Price	$ 0.011
Subsequent Event | 11/2/2016 | Black Forest Capital LLC | Principal
Amount Converted	$ 3,977.50
Subsequent Event | 11/2/2016 | Black Forest Capital LLC | Common Stock
Shares Issued	370,000
Subsequent Event | 11/2/2016 | EMA Financial, LLC
Price	$ 0.004
Subsequent Event | 11/2/2016 | EMA Financial, LLC | Principal
Amount Converted	$ 2,153.83
Subsequent Event | 11/2/2016 | EMA Financial, LLC | Common Stock
Shares Issued	530,500
Subsequent Event | 11/2/2016 | Microcap Equity Group LLC
Price	$ 0.010
Subsequent Event | 11/2/2016 | Microcap Equity Group LLC | Principal
Amount Converted	$ 5,200.00
Subsequent Event | 11/2/2016 | Microcap Equity Group LLC | Common Stock
Shares Issued	512,315
Subsequent Event | 11/2/2016 | Adar Bays, LLC
Price	$ 0.010
Subsequent Event | 11/2/2016 | Adar Bays, LLC | Principal
Amount Converted	$ 4,750.00
Subsequent Event | 11/2/2016 | Adar Bays, LLC | Common Stock
Shares Issued	465,116
Subsequent Event | 11/3/2016 | Auctus Fund, LLC
Price	$ 0.008
Subsequent Event | 11/3/2016 | Auctus Fund, LLC | Principal
Amount Converted	$ 3,040.94
Subsequent Event | 11/3/2016 | Auctus Fund, LLC | Common Stock
Shares Issued	374,500
Subsequent Event | 11/3/2016 | Microcap Equity Group LLC
Price	$ 0.000
Subsequent Event | 11/3/2016 | Microcap Equity Group LLC | Common Stock
Shares Issued	497,767
Subsequent Event | 11/3/2016 | Adar Bays, LLC
Price	$ 0.005
Subsequent Event | 11/3/2016 | Adar Bays, LLC | Principal
Amount Converted	$ 2,200.00
Subsequent Event | 11/3/2016 | Adar Bays, LLC | Common Stock
Shares Issued	462,264
Subsequent Event | 11/4/2016 | Black Forest Capital LLC
Price	$ 0.003
Subsequent Event | 11/4/2016 | Black Forest Capital LLC | Principal
Amount Converted	$ 2,090.33
Subsequent Event | 11/4/2016 | Black Forest Capital LLC | Interest
Amount Converted	$ 1,566.77
Subsequent Event | 11/4/2016 | Black Forest Capital LLC | Common Stock
Shares Issued	690,000
Subsequent Event | 11/4/2016 | Adar Bays, LLC
Price	$ 0.003
Subsequent Event | 11/4/2016 | Adar Bays, LLC | Principal
Amount Converted	$ 1,750.00
Subsequent Event | 11/4/2016 | Adar Bays, LLC | Common Stock
Shares Issued	664,528
Subsequent Event | 11/4/2016 | Tangiers Investment Group, LLC
Price	$ 0.005
Subsequent Event | 11/4/2016 | Tangiers Investment Group, LLC | Principal
Amount Converted	$ 6,591.00
Subsequent Event | 11/4/2016 | Tangiers Investment Group, LLC | Common Stock
Shares Issued	1,381,761
Subsequent Event | 11/7/2016 | Adar Bays, LLC
Price	$ 0.005
Subsequent Event | 11/7/2016 | Adar Bays, LLC | Principal
Amount Converted	$ 2,472.00
Subsequent Event | 11/7/2016 | Adar Bays, LLC | Interest
Amount Converted	$ 0
Subsequent Event | 11/7/2016 | Adar Bays, LLC | Common Stock
Shares Issued	513,585
Subsequent Event | 11/8/2016 | Auctus Fund, LLC
Price	$ 0.005
Subsequent Event | 11/8/2016 | Auctus Fund, LLC | Principal
Amount Converted	$ 3,960.91
Subsequent Event | 11/8/2016 | Auctus Fund, LLC | Interest
Amount Converted	$ 61.97
Subsequent Event | 11/8/2016 | Auctus Fund, LLC | Common Stock
Shares Issued	867,000
Subsequent Event | 11/8/2016 | Black Forest Capital LLC
Price	$ 0.005
Subsequent Event | 11/8/2016 | Black Forest Capital LLC | Principal
Amount Converted	$ 1,593.77
Subsequent Event | 11/8/2016 | Black Forest Capital LLC | Interest
Amount Converted	$ 3.84
Subsequent Event | 11/8/2016 | Black Forest Capital LLC | Common Stock
Shares Issued	301,436
Subsequent Event | 11/8/2016 | EMA Financial, LLC
Price	$ 0.002
Subsequent Event | 11/8/2016 | EMA Financial, LLC | Principal
Amount Converted	$ 1,898.46
Subsequent Event | 11/8/2016 | EMA Financial, LLC | Interest
Amount Converted	$ 0
Subsequent Event | 11/8/2016 | EMA Financial, LLC | Common Stock
Shares Issued	895,500